MORTGAGE DEBT AND BANK LOANS	6 Months Ended
Jun. 30, 2019
Disclosure Of Mortgage Debt And Bank Loans [Abstract]
MORTGAGE DEBT AND BANK LOANS
NOTE 5 – MORTGAGE DEBT AND BANK LOANS

	30 June	30 June	31 December
USDm	2019	2018	2018

Mortgage debt and bank loans to be repaid as follows:
Falling due within one year	87.1	90.4	92.2
Falling due between one and two years	87.1	86.0	87.6
Falling due between two and three years	374.2	86.0	343.4
Falling due between three and four years	26.9	381.9	96.9
Falling due between four and five years	11.3	21.8	10.0
Falling due after five years	109.8	64.8	99.4
Total	696.4	730.9	729.5

The presented amounts to be repaid do not include directly related costs arising from the issuing of the loans of USD 4.8m (30 June 2018: USD 5.4m, 31 December 2018: USD 5.1m), which are amortized over the term of the loans.

As of 30 June 2019, TORM was in compliance with the financial covenants. TORM expects to remain in compliance with the financial covenants in the remaining period of 2019.

During the first six months of 2019, TORM signed a financing agreement with ABN AMRO to increase the existing facility of USD 70.0m by USD 3.7m to finance scrubber installations on newbuildings.

The main conditions in the agreements are in line with the Company's existing loan agreements.